Taxation (Details) - Schedule of changes in valuation allowance - Restated [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Balance at the beginning of the year	$ 2,685,373	$ 1,911,048
Current year addition	1,723,347	810,159
Current year reduction	(25,844)	(90,370)
Deferred tax effect of tax rate change	(538,660)	356,448	$ (157,236)
Exchange rate effect	(232,509)	54,536
Balance at the end of the year	$ 3,611,707	$ 2,685,373	$ 1,911,048